(Loss)/Earnings Per Share	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
(Loss)/earnings per share	(LOSS)/EARNINGS PER SHARE
Basic (loss)/earnings per share “(LPS)/EPS” is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted (LPS)/EPS are as follows:

	Nine months ended September 30,
(in thousands of $)	2023	2022
Net (loss)/income net of non-controlling interests - continuing operations - basic and diluted	(14,239)	803,652
Net income/(loss) net of non-controlling interests - discontinued operations - basic and diluted	293	(87,317)

The components of the denominator for the calculation of basic and diluted (LPS)/EPS are as follows:

	Nine months ended September 30,
(in thousands of $)	2023	2022
Basic:
Weighted average number of common shares outstanding	106,909	108,030

Dilutive:
Dilutive impact of share options and RSUs (1)	768	563
Weighted average number of common shares outstanding	107,677	108,593

(LPS)/EPS per share are as follows:

	Nine months ended September 30,
	2023	2022
Basic (LPS)/EPS from continuing operations	$(0.13)	$7.44
Diluted (LPS)/EPS from continuing operations (1)	$(0.13)	$7.40
Basic LPS from discontinued operations	$0.00	$(0.81)
Dilutive LPS from discontinued operations	$0.00	$(0.80)
(1) The effects of stock awards have been excluded from the calculation of diluted (LPS)/EPS from continuing operations for the nine months ended September 30, 2023 because the effects were anti-dilutive.